Risks - Reconciliation of cash flows from financing activities to the changes in financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Liabilities from financing activities
Proceeds from issuance of loans	€ 30,791	€ 21,539	[1]	€ 292,305	[1]
Repayment	(16,018)	(6,520)	[1]	(70,039)	[1]
Loan liabilities
Liabilities from financing activities
As of 01 January	346,411	331,229
Proceeds from issuance of loans	30,791	21,539
Repayment	(16,018)	(6,521)
Cashflow from financing activities	14,773	15,018
Foreign currency translation		2
Changes in fair value	160	162
Interest increase	1,136
As of 31 December	362,480	346,411		331,229
Lease obligations
Liabilities from financing activities
As of 01 January	145,554	131,870
Repayment	(19,770)	(20,174)
Cashflow from financing activities	(19,770)	(20,174)
Disposal of finance lease obligation	(58)	(32,983)
Foreign currency translation	6,691	(4,126)
Interest increase	3,728	3,125
Issue of finance lease obligation	14,292	67,842
As of 31 December	150,437	145,554		131,870
Loan notes
Liabilities from financing activities
As of 01 January	3	3
As of 31 December	€ 3	€ 3		€ 3

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”